Business Combination, Significant Transaction and Sale of Business (Tables)	12 Months Ended
Dec. 31, 2025
Acquisition of Savanna Solutions Ltd [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Estimated Fair Values Allocated to the Expim Acquired Assets and Assumed Liabilities

The following table summarizes the provisional estimated fair values allocated to the Expim acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(634)
Intangible assets	1,525
Goodwill	3,550
Liabilities in respect of business combinations	(827)

Total assets acquired net of acquired cash	$3,614

Schedule of Fair Values of the Acquired Assets and Assumed Liabilities

The following table summarizes the provisional estimated fair values allocated to the Savana acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(496)
Intangible assets	446
Goodwill	1,160
Non-controlling interests	(157)
Liabilities in respect of business combinations	(712)

Total assets acquired net of acquired cash	$241

Acquisition of Theoris Group Inc. [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Fair Values of the Acquired Assets and Assumed Liabilities	Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss.
Net assets excluding cash acquired	$2,321
Intangible assets	5,205
Goodwill	5,284
Liabilities in respect of business combinations	(2,561)

Total assets acquired net of acquired cash	$10,249

Acquisition of Executive Life Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Fair Values of the Acquired Assets and Assumed Liabilities

The following table summarizes the fair values allocated to the Executive acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$244
Intangible assets	229
Goodwill	843
Liabilities in respect of business combinations	(672)

Total assets acquired net of acquired cash	$644

Acquisition of nursing care business [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Fair Values of the Identifiable Assets Acquired at the Acquisition Date

The following table summarizes the estimated fair values of the identifiable assets acquired at the acquisition date:

Customer relationships	$529
Technology	309
Goodwill	758

Total assets acquired net of acquired cash	$1,596

Acquisition of Gav Group [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Fair Values of the Acquired Assets and Assumed Liabilities

The following table summarizes the provisional estimated fair values allocated to the Gav Group acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$4,348
Intangible assets	6,055
Deferred taxes	(473)
Non-controlling interests	(1,314)
Goodwill	9,652

Total assets acquired net of acquired cash	$18,268

Acquisition of Alacer Matrix LLC [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Fair Values of the Acquired Assets and Assumed Liabilities

The following table summarizes the fair values allocated to the Alacer acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$100
Intangible assets	555
Deferred taxes	(150)
Non-controlling interests	(254)
Goodwill	1,699

Total assets acquired net of acquired cash	$1,950

Acquisition of Moshe Ort Ltd [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Fair Values of the Acquired Assets and Assumed Liabilities

The following table summarizes the fair values allocated to the Ortech acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(118)
Intangible assets	3,187
Deferred taxes	(733)
Liabilities in respect of business combinations	(7,745)
Goodwill	8,168

Total assets acquired net of acquired cash	$2,759

Acquisition of Mishmarot Technologies Ltd [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Fair Values of the Acquired Assets and Assumed Liabilities	The following table summarizes the estimated fair values of the identifiable assets and liabilities of Mishmarot as of the acquisition date:
Net Assets excluding cash acquired	$543
Intangible assets	4,930
Deferred taxes	(1,110)
Dividend payable to sellers	(1,300)
Non-controlling interests	(1,177)
Goodwill	3,801
Liabilities in respect of business combinations	(639)

Total assets acquired net of acquired cash	$5,048

Disposal of a Subsidiary and Acquisition of Non-Controlling Interests [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Disposal of a Subsidiary and Acquisition of Non-Controlling Interests

The following table summarizes the estimated fair values of the identifiable consideration attributed to the Disposal of a Subsidiary and Acquisition of Non-Controlling Interests as of the acquisition date:

Net liabilities excluding cash acquired	(1,793)
Derecognition of non-controlling interests	500
Loss on disposal and deconsolidation of a subsidiary	786
Capital reserve from transactions with non-controlling interests	1,492

Total Share Exchange Transaction acquired net of acquired cash	$985

Acquisition of Heshev Information Systems (2012) Ltd [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Fair Values of the Acquired Assets and Assumed Liabilities

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(110)
Intangible assets	1,731
Deferred taxes	(388)
Non-controlling interests	(386)
Goodwill	438

Total assets acquired net of acquired cash	$1,285

Acquisition of Meida Computers Software Solutions (G.D) Ltd [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Fair Values of the Acquired Assets and Assumed Liabilities

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(2,254)
Intangible assets	9,082
Deferred taxes	(2,031)
Non-controlling interests	(2,968)
Goodwill	8,038

Total assets acquired net of acquired cash	$9,867

Acquisition of Y-IT Ltd [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Fair Values of the Acquired Assets and Assumed Liabilities

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(2,193)
Intangible assets	17,264
Deferred taxes	(3,971)
Non-controlling interests	(5,739)
Liabilities in respect of business combinations	(1,751)
Goodwill	15,330

Total assets acquired net of acquired cash	$18,940

Acquisition of Paperless Ltd [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Fair Values of the Acquired Assets and Assumed Liabilities

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$91
Intangible assets	7,682
Deferred taxes	(1,767)
Non-controlling interests	(1,933)
Liabilities in respect of business combinations	(5,867)
Goodwill	2,919

Total assets acquired net of acquired cash	$1,125

Formula [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Schedule of Fair Values of the Acquired Assets and Assumed Liabilities

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$(1,039)
Intangible assets	2,588
Deferred taxes	(533)
Non-controlling interests	(2,051)
Liabilities in respect of business combinations	(675)
Goodwill	3,118

Total assets acquired net of acquired cash	$1,408
Net liabilities excluding cash acquired	552
Intangible assets	3,020
Deferred taxes	(695)
Liabilities in respect of business combinations	(2,214)
Non-controlling interests	(1,173)
Goodwill	1,792

Total assets acquired net of acquired cash	$1,282